Average Annual Total Returns - ETF - Vanguard Health Care Index Fund	ETF Shares Based on NAV 1 Year	ETF Shares Based on NAV 5 Years	ETF Shares Based on NAV 10 Years	ETF Shares Return After Taxes on Distributions 1 Year	ETF Shares Return After Taxes on Distributions 5 Years	ETF Shares Return After Taxes on Distributions 10 Years	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	ETF Shares Based on Market Price 1 Year	ETF Shares Based on Market Price 5 Years	ETF Shares Based on Market Price 10 Years	MSCI US IMI/Health Care 25/50 (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US IMI/Health Care 25/50 (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US IMI/Health Care 25/50 (reflects no deduction for fees, expenses, or taxes) 10 Years	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	18.21%	12.66%	16.44%	17.83%	12.26%	16.09%	11.00%	10.04%	13.94%	18.34%	12.68%	16.45%	18.28%	12.73%	16.53%	21.01%	15.46%	13.84%